Loans and financing	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Loans and financing
18.	Loans and financing

As of December 31, 2018 and 2017, loans and financing are as follows:

	Average annual interest rate %	Maturity	2018	2017
Obligations to FIDC AR senior quota holders (a)	106.8% of CDI Rate*	Jun/20, Dec/20	6,408	8,695
Obligations to FIDC TAPSO senior quota holders (b)	118.0% of CDI Rate*	Sep/19	10,238	—
Leasing (c)	CDI Rate* + 2.1% per year	Feb/19	783	10,476
Leasing (c)	7.1% per year	Jul/20	1,496	—
Finame (d)	UMBNDES** + 4.0% per year	Jul/19	750	3,363
Loans with private entities (e)	103.0% of CDI Rate*	Oct/19	758,027	—

Current portion of debt			777,702	22,534
Obligations to FIDC AR senior quota holders (a)	106.8% of CDI Rate*	Jun/20, Dec/20	2,057,925	2,056,331
Leasing (c)	CDI Rate* + 2.1% per year	Feb/19	—	2,041
Leasing (c)	7,1% per year	Jul/20	1,395	—
Finame (d)	UMBNDES** + 4.0% per year	Jul/19	—	991

Non-current portion of debt			2,059,320	2,059,363

Total debt			2,837,022	2,081,898

*	“CDI Rate” means the Brazilian interbank deposit (Certificado de Depósito Interbancário) rate, which is an average of interbank overnight rates in Brazil.
**	“UMBNDES rate” means a floating exchange rate based on a monetary unit of the BNDES, which is based on a basket of currencies including the U.S. dollar, the Euro and other currencies.

(a)	Obligations to FIDC AR senior quota holders

The FIDC AR1 and FIDC AR2 were launched in June 2017 and November 2017, respectively, and issued senior quotas through a public offering to qualified institutional investors. The purpose of these FIDCs is to acquire receivables arising from credit card transactions and fund the Group’s operations. The Group holds 100% of the subordinated quotas in these entities. Residual returns from these FIDCs, if any, are paid to subordinated quotas. Senior quotas of FIDC AR1 and FIDC AR2 bear interest at 106.8% of the CDI rate and receive interest payments every six months. At the end of the third annual period, the senior quotas must be fully redeemed.

(b)	Obligations to FIDC TAPSO senior quota holders

In August 2018, the Group raised a total of R$ 10,000, by issuing one-year senior quotas of the FIDC TAPSO to a pool of institutional investors. The senior quotas have a benchmark return rate of 118% of the CDI rate per year and receive interest payments every six months. At the end of the first year, the senior quotas must be fully redeemed. Accordingly, these senior quotas mature in September 2019.

(c)	Finance lease liabilities

The Group has lease agreements in order to finance the acquisition of POS and Pin Pads to be leased to the clients, as well as other fixed assets. The lease agreements provide a purchase option of the financed equipment and fixed assets by the Group.

The Group’s obligations under finance leases are effectively secured by the lessor’s title to the leased assets. Future minimum lease payments under finance leases, together with the present value of the net minimum lease payments, are as follows:

	2018	2017
Within one year	2,341	11,421
After one year but no more than 5 years	1,556	2,225

Total minimum lease payments	3,897	13,646
Future finance charges on finance leases	(223)	(1,129)

Present value of minimum lease payments	3,674	12,517

(d)	Finame

Bank borrowings mature through 2019 and bear average interest of UMBNDES Rate + 4.0% per year. The maturity dates are as follows:

	2018	2017
Less than 12 months	750	3,363
1-5 years	—	991

	750	4,354

(e)	Loans with private entities

On October 1, 2018, the Group entered into an agreement with SRC Companhia Securitizadora de Créditos Financeiros (“SRC”). The transaction is a revolving loan, at a discount rate equivalent to 103.0% of the CDI Rate, and has a maturity of 12 months. Accounts receivables from card issuers are used as collateral, in the equivalent amount of 106% of loan balance.

(f)	Changes in loans and financing

	Balance at 12/31/2017	Funding	Payment	Interest	Balance at 12/31/2018
Obligations to FIDC AR senior quota holders	2,065,026	—	(141,297)	140,604	2,064,333
Obligations to FIDC TAPSO senior quota holders	—	10,000	—	238	10,238
Finance lease	12,517	4,339	(14,296)	1,114	3,674
Bank borrowings	4,354	—	(3,815)	211	750
Loans with private entities	—	746,909	—	11,118	758,027

Total	2,081,897	761,248	(159,408)	153,285	2,837,022

Current	22,534				777,702
Noncurrent	2,059,363				2,059,320

	Balance at 12/31/2016	Funding	Payment	Interest	Balance at 12/31/2017
Obligations to FIDC AR senior quota holders	—	2,054,256	(42,939)	53,709	2,065,026
Finance lease	22,311	—	(12,983)	3,189	12,517
Bank borrowings	18,516	—	(16,218)	2,056	4,354

Total	40,827	2,054,256	(72,140)	58,954	2,081,897

Current	22,802				22,534
Noncurrent	18,025				2,059,363